Condensed Consolidated Statements of Changes in Shareholders' Deficit - USD ($) $ in Thousands	Preferred Stock Series B Preferred Stock [Member]	Common Stock [Member]	Common Stock [Member] Gravitics Inc [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Gravitics Inc [Member]	Retained Earnings [Member]	Retained Earnings [Member] Gravitics Inc [Member]	Total	Gravitics Inc [Member]	Preferred Stock Series Seed Redeemable Convertible Preferred Stock [Member] Gravitics Inc [Member]	Preferred Stock Series A Redeemable Convertible Preferred Stock [Member] Gravitics Inc [Member]
Balance at Jul. 31, 2023		$ 10		$ 28,112		$ (28,734)		$ (612)
Balance, shares at Jul. 31, 2023	100	1,032,640
Net loss						(113)		(113)
Balance at Jul. 31, 2024		$ 10		28,112		(28,847)		(725)
Balance, shares at Jul. 31, 2024	100	1,032,640
Balance at Dec. 31, 2023					$ 2,352		$ (21,791)		$ (19,439)	$ 14,945
Balance, shares at Dec. 31, 2023			7,106,059							4,053,323
Net loss							(9,048)		(9,048)
Stock based compensation					1,508				1,508
Exercise of stock options
Excercise of stock options, shares			65,833
Issuance of redeemable convertible preferred stock and common stock upon conversion of promissory note					48				48	$ 825
Issuance of redeemable convertible preferred stock and common stock upon conversion of promissory note, shares			66,049							132,097
Contribution of common stock by stockholder
Contribution of common stock by stockholder, shares			(500,000)
Reclassification of warrant liability to equity					71				71
Balance at Dec. 31, 2024		$ 10		28,112	3,979	(28,948)	(30,839)	(826)	(26,860)	$ 15,770
Balance, shares at Dec. 31, 2024	100	1,032,640	6,737,941							4,185,420
Temporary equity, shares at Dec. 31, 2024										4,185,420
Temporary equity, value at Dec. 31, 2024										$ 15,770
Balance at Jul. 31, 2024		$ 10		28,112		(28,847)		(725)
Balance, shares at Jul. 31, 2024	100	1,032,640
Net loss						(101)		(101)
Balance at Dec. 31, 2024		$ 10		28,112	3,979	(28,948)	(30,839)	(826)	(26,860)	$ 15,770
Balance, shares at Dec. 31, 2024	100	1,032,640	6,737,941							4,185,420
Temporary equity, shares at Dec. 31, 2024										4,185,420
Temporary equity, value at Dec. 31, 2024										$ 15,770
Balance at Jul. 31, 2024		$ 10		28,112		(28,847)		(725)
Balance, shares at Jul. 31, 2024	100	1,032,640
Net loss						(222)		(222)
Balance at Jul. 31, 2025		$ 10		28,112		(29,069)		(947)
Balance, shares at Jul. 31, 2025	100	1,032,640
Balance at Dec. 31, 2024		$ 10		28,112	3,979	(28,948)	(30,839)	(826)	(26,860)	$ 15,770
Balance, shares at Dec. 31, 2024	100	1,032,640	6,737,941							4,185,420
Net loss						(39)	(1,775)	(39)	(1,775)
Stock based compensation					342				342
Exercise of stock options
Excercise of stock options, shares			11,458
Balance at Mar. 31, 2025		$ 10		28,112	4,321	(28,987)	(32,614)	(865)	(28,293)
Balance, shares at Mar. 31, 2025	100	1,032,640	6,749,399
Temporary equity, shares at Mar. 31, 2025										4,185,420
Temporary equity, value at Mar. 31, 2025										$ 15,770
Balance at Dec. 31, 2024		$ 10		28,112	3,979	(28,948)	(30,839)	(826)	(26,860)	$ 15,770
Balance, shares at Dec. 31, 2024	100	1,032,640	6,737,941							4,185,420
Temporary equity, shares at Dec. 31, 2024										4,185,420
Temporary equity, value at Dec. 31, 2024										$ 15,770
Net loss								(81)	(5,536)
Balance at Jun. 30, 2025		$ 10		28,112	4,729	(29,029)	(36,375)	(907)	(31,646)
Balance, shares at Jun. 30, 2025	100	1,032,640	7,444,072
Temporary equity, shares at Jun. 30, 2025										4,185,420
Temporary equity, value at Jun. 30, 2025										$ 15,770
Balance at Dec. 31, 2024		$ 10		28,112	3,979	(28,948)	(30,839)	(826)	(26,860)	$ 15,770
Balance, shares at Dec. 31, 2024	100	1,032,640	6,737,941							4,185,420
Temporary equity, shares at Dec. 31, 2024										4,185,420
Temporary equity, value at Dec. 31, 2024										$ 15,770
Net loss							(11,699)		(11,699)
Stock based compensation					1,364				1,364
Exercise of stock options
Excercise of stock options, shares			11,458						11,458
Issuance of pre-funded warrants					60				$ 60
Exercise of pre-funded warrants					7				7
Excercise of pre-funded warrants, shares			694,673
Balance at Dec. 31, 2025		$ 10		28,112	5,410	(29,118)	(42,538)	(996)	(37,128)	$ 15,770
Balance, shares at Dec. 31, 2025	100	1,032,640	7,444,072							4,185,420
Temporary equity, shares at Dec. 31, 2025										4,185,420
Temporary equity, value at Dec. 31, 2025										$ 15,770
Balance at Mar. 31, 2025		$ 10		28,112	4,321	(28,987)	(32,614)	(865)	(28,293)
Balance, shares at Mar. 31, 2025	100	1,032,640	6,749,399
Temporary equity, shares at Mar. 31, 2025										4,185,420
Temporary equity, value at Mar. 31, 2025										$ 15,770
Net loss						(42)	(3,761)	(42)	(3,761)
Stock based compensation					341				341
Issuance of pre-funded warrants					60				60
Exercise of pre-funded warrants					7				7
Excercise of pre-funded warrants, shares			694,673
Balance at Jun. 30, 2025		$ 10		28,112	4,729	(29,029)	(36,375)	(907)	(31,646)
Balance, shares at Jun. 30, 2025	100	1,032,640	7,444,072
Temporary equity, shares at Jun. 30, 2025										4,185,420
Temporary equity, value at Jun. 30, 2025										$ 15,770
Balance at Jul. 31, 2025		$ 10		28,112		(29,069)		(947)
Balance, shares at Jul. 31, 2025	100	1,032,640
Net loss						(49)		(49)
Balance at Dec. 31, 2025		$ 10		28,112	5,410	(29,118)	(42,538)	(996)	(37,128)	$ 15,770
Balance, shares at Dec. 31, 2025	100	1,032,640	7,444,072							4,185,420
Temporary equity, shares at Dec. 31, 2025										4,185,420
Temporary equity, value at Dec. 31, 2025										$ 15,770
Net loss						(163)	(19,295)	(163)	(19,295)
Sale of Series A-I preferred stock, net of issuance cost
Sale of Series A-I preferred stock, net of issuance cost, shares											2,577,581
Sale of Series A-I preferred stock, net of issuance cost, value											$ 12,007
Conversion of SAFE instrument to Series A-I preferred stock
Conversion of SAFE instrument to Series A-I preferred stock, shares											1,373,131
Conversion of SAFE instrument to Series A-I preferred stock, value											$ 6,715
Conversion of SAFE instrument to Series A-II preferred stock
Conversion of SAFE instrument to Series A-II preferred stock, shares											738,035
Conversion of SAFE instrument to Series A-II preferred stock,value											$ 4,037
Conversion of convertible notes to Series A-I preferred stock
Conversion of convertible notes to Series A-I preferred stock, shares											122,744
Conversion of convertible notes to Series A-I preferred stock, value											$ 912
Conversion of convertible notes to Series A-III preferred stock
Conversion of convertible notes to Series A-III preferred stock, shares											1,121,204
Conversion of convertible notes to Series A-III preferred stock, value											$ 8,196
Reclassification of warrants to purchase common stock to equity					11,396				11,396
Stock based compensation					241				241
Balance at Mar. 31, 2026		$ 10		28,112	17,047	(29,281)	(61,833)	(1,159)	(44,786)
Balance, shares at Mar. 31, 2026	100	1,032,640	7,444,072
Temporary equity, shares at Mar. 31, 2026										4,185,420	5,932,695
Temporary equity, value at Mar. 31, 2026										$ 15,770	$ 31,867
Balance at Dec. 31, 2025		$ 10		28,112	5,410	(29,118)	(42,538)	(996)	(37,128)	$ 15,770
Balance, shares at Dec. 31, 2025	100	1,032,640	7,444,072							4,185,420
Temporary equity, shares at Dec. 31, 2025										4,185,420
Temporary equity, value at Dec. 31, 2025										$ 15,770
Net loss								(447)	(24,510)
Balance at Jun. 30, 2026		$ 10		28,112	17,148	(29,565)	(67,048)	(1,443)	(49,900)
Balance, shares at Jun. 30, 2026	100	1,032,640	13,706,792
Temporary equity, shares at Jun. 30, 2026										4,185,420	5,932,695
Temporary equity, value at Jun. 30, 2026										$ 15,770	$ 31,867
Balance at Mar. 31, 2026		$ 10		28,112	17,047	(29,281)	(61,833)	(1,159)	(44,786)
Balance, shares at Mar. 31, 2026	100	1,032,640	7,444,072
Temporary equity, shares at Mar. 31, 2026										4,185,420	5,932,695
Temporary equity, value at Mar. 31, 2026										$ 15,770	$ 31,867
Net loss						(284)	(5,215)	(284)	(5,215)
Reclassification of warrants to purchase common stock to equity					52				52
Stock based compensation					(18)				(18)
Exercise of warrants to purchase common stock					62				62
Exercise of warrants to purchase common stock, shares			6,247,719
Exercise of stock options					5				5
Excercise of stock options, shares			15,001
Balance at Jun. 30, 2026		$ 10		$ 28,112	$ 17,148	$ (29,565)	$ (67,048)	$ (1,443)	$ (49,900)
Balance, shares at Jun. 30, 2026	100	1,032,640	13,706,792
Temporary equity, shares at Jun. 30, 2026										4,185,420	5,932,695
Temporary equity, value at Jun. 30, 2026										$ 15,770	$ 31,867